SCHEDULE OF SUBSIDIARIES INCORPORATED (Details)	12 Months Ended
Dec. 31, 2024
Ten-League Venture Capital Limited [Member]
Principal Activities	Investment holding
Effective ownership, percentage	100.00%
Ten-League Engineering & Technology Pte. Ltd [Member]
Principal Activities	Principally engaged in the sales, rental, maintenance and repair and value-added engineering solutions of heavy construction equipment
Effective ownership, percentage	100.00%
Ten-League Port Engineering Solutions Pte. Ltd [Member]
Principal Activities	Principally engaged in the sales, rental, maintenance and repair and value-added engineering solutions of heavy port equipment
Effective ownership, percentage	100.00%